LOANS PAYABLE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
[custom:DueToThirdPartyLoaned-0]	$ 114,500
[custom:ConsultingirServiceFee]		$ 100,000
Notes Payable to Bank, Current		$ 114,500
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsExercisableNumbers]	5,725,000